Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Right of use assets and lease liabilities [Abstract]
Right-of-use assets and lease liabilities

8. Right-of-use assets and lease liabilities

Right-of-use assets	Office building	Total
At cost
As of January 1, 2020	—	—
As of December 31, 2020	—	—
Additions	594,436	594,436
Disposals	—	—
As of December 31, 2021	594,436	594,436

Accumulated depreciation
As of January 1, 2020	—	—
As of December 31, 2020	—	—
Charge for the year	(29,722)	(29,722)
Disposals	—	—
As of December 31, 2021	(29,722)	(29,722)

Net book value
As of December 31, 2020	—	—
As of December 31, 2021	564,714	564,714

Low value and short-term lease expenses	December 31, 2021	December 31, 2020

Expense related to short-term leases	52,280	61,509
Expense related to leases of low value assets	—	—
Total	52,280	61,509

Lease liabilities	December 31, 2021	December 31, 2020
As of January 1	—	—
Additions	594,436	—
Interest expenses	3,000	—
Repayment of lease liability	(21,700)	—
As of December 31	575,736	—

thereof non-current	461,485	—
thereof current	114,251

Maturities of lease liabilities	December 31, 2021	December 31, 2020

Year 1	130,200	—
Year 2	130,200	—
Year 3	130,200	—
Year 4	130,200	—
Year 5	97,650	—
Undiscounted lease payments	618,450	—
Less: unearned interest	(42,714)	—
Total	575,736	—